UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4074

GENERAL NEW YORK MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	01/31/05

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FORM N-Q

Item 1.	Schedule of Investments.

General New York Municipal Bond Fund
	January 31, 2005 (Unaudited)
Long-Term Municipal Investments--98.7%

New York--94.0%	Principal
	Amount ($)		Value ($)

Huntington Housing Authority, Senior Housing Facility Revenue
(Gurwin Jewish Senior Residences) 6%, 5/1/2029	1,370,000		1,335,202

Islip Resource Recovery Agency, RRR
5%, 7/1/2013 (Insured; FSA)	2,000,000		2,160,220

Jefferson County Industrial Development Agency, SWDR
(International Paper Company) 5.20%, 12/1/2020	2,000,000		2,038,880

Long Island Power Authority, Electric System Revenue
5.25%, 12/1/2014	3,000,000		3,353,460

Metropolitan Transportation Authority:
Dedicated Tax Fund:
5%, 11/15/2007	2,525,000		2,692,534
5.25%, 11/15/2025 (Insured; FSA)	2,000,000		2,201,040
Revenue:
5.50%, 11/15/2018 (Insured; AMBAC)	4,000,000		4,538,120
Transit Facilities:
5.125%, 7/1/2014
(Insured; FSA) (Prerefunded 1/1/2012)	1,220,000	a	1,362,642
5.125%, 7/1/2014
(Insured; FSA) (Prerefunded 7/1/2012)	2,780,000	a	3,118,076
6%, 7/1/2016
(Insured; FSA) (Prerefunded 7/1/2008)	5,000,000	a	5,556,550

Nassau County Industrial Development Agency, IDR
(Keyspan-Glenwood Energy Project) 5.25%, 6/1/2027	4,000,000		4,143,000

New York City:
5.875%, 8/15/2013 (Prerefunded 8/15/2006)	1,640,000	a	1,752,012
5.875%, 8/15/2013	1,660,000		1,763,700
5.25%, 8/1/2016 (Insured; MBIA)	4,505,000		4,858,552
6%, 8/1/2016	935,000		993,176
6%, 8/1/2016 (Prerefunded 8/1/2006)	3,065,000	a	3,274,523
5.25%, 10/15/2019	2,000,000		2,175,240
5%, 8/1/2021	3,000,000		3,187,620
5.50%, 8/1/2021	2,500,000		2,768,925
5.50%, 6/1/2023	1,600,000		1,763,200
5.25%, 8/15/2024	4,000,000		4,312,560

New York City Industrial Development Agency,
Civic Facility Revenue:
(College of Aeronautics Project) 5.50%, 5/1/2028	1,600,000		1,614,720
(Spence School Inc. Project) 5.20%, 7/1/2034	750,000		790,162

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue:
5.375%, 6/15/2015	6,000,000		6,704,520
5.75%, 6/15/2031 (Insured; FGIC)	2,000,000		2,223,880

5.25%, 6/15/2034	2,490,000		2,638,777

New York City Transitional Finance Authority,
Future Tax Secured Revenue:
Zero Coupon, 11/1/2011	4,000,000		3,138,360
5.25%, 5/1/2012 (Prerefunded 5/1/2008)	7,000,000	a	7,648,970
6%, 11/15/2013	760,000		873,012
6%, 11/15/2013 (Prerefunded 5/15/2010)	2,240,000	a	2,594,458
5.50%, 11/1/2026	2,200,000		2,469,852
5.25%, 2/1/2029	4,000,000		4,391,160

New York State Dormitory Authority, Revenue:
(Catholic Health Services of Long Island-
Saint Francis Hospital) 5%, 7/1/2021	3,000,000		3,087,300
(Columbia University):
5.125%, 7/1/2021	3,630,000		3,971,946
5%, 7/1/2024	2,000,000		2,141,900
Consolidated City University Systems:
5.35%, 7/1/2009 (Insured; FGIC)	3,000,000		3,279,900
5.75%, 7/1/2013 (Insured; AMBAC)	1,100,000		1,266,760
5.625%, 7/1/2016	2,500,000		2,905,475
5.75%, 7/1/2016 (Insured; FGIC)	2,000,000		2,261,820
5.75%, 7/1/2018	2,500,000		2,929,975
5.75%, 7/1/2018 (Insured; FSA)	1,290,000		1,525,683
Court Facilities, Lease 5.25%, 5/15/2012	3,220,000		3,569,756
Department of Health:
5%, 7/1/2015	3,885,000		4,262,311
5.75%, 7/1/2017 (Insured; MBIA)
(Prerefunded 7/1/2006)	2,075,000	a	2,214,502
5.75%, 7/1/2017 (Insured; MBIA)
(Prerefunded 7/1/2006)	2,665,000	a	2,842,995
6.625%, 7/1/2024 (Prerefunded 7/1/2005)	2,700,000	a	2,804,517
(Manhattan College) 5.50%, 7/1/2016	2,000,000		2,213,060
Mental Health Facilities Improvement 5%, 2/15/2028	1,000,000		1,041,680
(Miriam Osborne Memorial Home)
6.875%, 7/1/2019 (Insured; ACA)	1,475,000		1,680,541
Mortgage, Hospital:
(Albany Medical Center Hospital)
5%, 8/15/2025 (Insured; FSA)	1,500,000		1,590,465
(Lutheran Medical Center)
5%, 8/1/2016 (Insured; MBIA)	1,000,000		1,086,790
(New York Methodist Hospital) 5.25%, 7/1/2033	2,500,000		2,628,825
(New York University)
5.50%, 7/1/2040 (Insured; AMBAC)	3,500,000		4,194,715
(Rochester University) 5%, 7/1/2034	4,000,000		4,144,240
Secured Hospital:
(New York Downtown Hospital)
5.30%, 2/15/2020 (Insured; MBIA)	2,500,000		2,698,375
(North General Hospital) 5.75%, 2/15/2016	4,035,000		4,559,187
State Personal Income Tax, Education
5.375%, 3/15/2022	1,000,000		1,107,300
State University Educational Facilities:
5.875%, 5/15/2017 .	2,060,000		2,436,589
6%, 5/15/2025 (Prerefunded 5/15/2005)	3,825,000	a	3,945,143
Lease 5.50%, 7/1/2026 (Insured; FGIC)
(Prerefunded 7/1/2011)	1,475,000	a	1,679,051
(Winthrop-South Nassau University Hospital
Obligated Group) 5.50%, 7/1/2023	1,825,000		1,942,420

New York State Energy Research and Development Authority,
Gas Facilities Revenue (Brooklyn Union Gas Co. Project)
6.368%, 4/1/2020 .	5,000,000		5,589,700

New York State Housing Finance Agency, Revenue:
(LooseStrife Fields Apartments and Fairway Manor)
6.75%, 11/15/2036 (Insured; FHA)	3,170,000		3,275,054

Service Contract Obligation:
6%, 9/15/2016 (Prerefunded 9/15/2008)	1,770,000	a	1,961,178
6%, 9/15/2016 (Prerefunded 9/15/2006)	6,535,000	a	7,035,385
5.50%, 9/15/2018	2,000,000		2,153,120

New York State Medical Care Facilities Finance Agency,
Hospital & Nursing Home Insured Mortgage Revenue:
6.125%, 2/15/2015 (Insured; FHA)	4,005,000		4,091,508
6.125%, 2/15/2015 (Insured; MBIA)	3,065,000		3,131,143

New York State Power Authority:
8.042%, 11/15/2015 (Insured; MBIA)	3,000,000	b,c	3,591,480
5%, 11/15/2020	2,500,000		2,717,350

New York State Thruway Authority:
Highway and Bridge Trust Fund
5.50%, 4/1/2016 (Insured; FGIC)	1,225,000		1,378,003
Service Contract Revenue, Local Highway and Bridge:
6%, 4/1/2012	1,230,000		1,341,450
6%, 4/1/2012 (Prerefunded 4/1/2007)	1,965,000	a	2,152,265
6.25%, 4/1/2014 (Prerefunded 4/1/2005)	2,000,000	a	2,054,140
5.75%, 4/1/2019 (Prerefunded 4/1/2009)	2,000,000	a	2,254,560
5.25%, 4/1/2020 (Prerefunded 4/1/2011)	3,295,000	a	3,694,651

New York State Urban Development Corp.,
Correctional Facilities Revenue:
5.50%, 1/1/2014	3,000,000		3,342,210
5.50%, 1/1/2014 (Insured; FSA)	3,000,000		3,462,300
Correctional and Youth Facilities, Service
Contract Revenue:
5.25%, 1/1/2010	2,000,000		2,198,000
5%, 1/1/2019	2,000,000		2,140,240
State Personal Income Tax, Facilities and
Equipment 5.50%, 3/15/2020 (Insured; FGIC)	3,000,000		3,452,220

Newburgh Industrial Development Agency, IDR (Bourne and
Kenney Redevelopment Co.):
5.65%, 8/1/2020 (Guaranteed; SONYMA)	25,000		26,556
5.75%, 2/1/2032 (Guaranteed; SONYMA)	1,535,000		1,666,534

Niagara County Industrial Development Agency, SWDR:
5.625%, 11/15/2014	2,000,000		2,155,340
5.55%, 11/15/2024	1,500,000		1,614,555

North Country Development Authority, Solid Waste
Management System Revenue
6%, 5/15/2015 (Insured; FSA)	2,260,000		2,639,477

Onondaga County Industrial Development Agency,
Sewer Facilities Revenue
(Bristol Meyers Squibb Co. Project) 5.75%, 3/1/2024	4,000,000		4,588,280

Orange County Industrial Development Agency,
Life Care Community Revenue
(Glenn Arden Inc. Project) 5.625%, 1/1/2018	1,000,000		902,540

Port Authority of New York and New Jersey:
5.80%, 11/1/2010 (Insured; FGIC)	6,910,000		7,034,173
Special Obligation Revenue
(Special Project-JFK International Air Terminal)
6.25%, 12/1/2013 (Insured; MBIA)	5,000,000		5,810,500

Rensselaer County Industrial Development Agency, IDR
(Albany International Corp.) 7.55%, 6/1/2007	4,000,000		4,402,960

Sales Tax Asset Receivable Corporation
5%, 10/15/2029 (Insured; AMBAC)	4,000,000		4,224,880

Tobacco Settlement Financing Corp., Revenue:
5.50%, 6/1/2018	1,000,000		1,112,930
5.50% 6/1/2021	3,000,000		3,319,410

Triborough Bridge and Tunnel Authority, Revenue:
5%, 11/15/2032 (Insured; MBIA)	3,000,000		3,124,440
General Purpose:
6.125%, 1/1/2021	5,000,000		6,264,200
5.50%, 1/1/2030 (Prerefunded 1/1/2022)	2,000,000	a	2,361,520

Ulster County Industrial Development Agency, Civic
Facility (Benedictine Hospital Project)
6.45%, 6/1/2024	1,950,000		1,806,012

Yonkers Industrial Development Agency, Civic Facility
Revenue (Saint Joseph Hospital of Yonkers)
5.90%, 3/1/2008	3,200,000		2,996,160

U.S. Related--4.7%

Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue 6%, 7/1/2026 (Prerefunded 7/1/2010)	2,695,000	a	3,084,050

Commonwealth of Puerto Rico, Public Improvement:
5.50%, 7/1/2015 (Insured; FSA)	25,000		29,321
8.618%, 7/1/2015	3,800,000	b,c	5,113,432

Puerto Rico Electric Power Authority, Power Revenue
5.625%, 7/1/2019 (Insured; FSA)	3,000,000		3,410,820

Puerto Rico Highway and Transportation Authority,
Transportation Revenue
5.75%, 7/1/2019 (Insured; MBIA)	2,420,000		2,766,399

Total Investment (cost $282,903,021)	98.7%		301,920,770

Cash and Receivables (Net)	1.3%		4,007,528

Net Assets	100.0%		305,928,298

Notes to Statement of Investments:

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security-the interest rate is subject to change periodically.

c Securities exempt from registration under Rule 144A of the Securities Act of 1933.
This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed to be liquid by the Investment Adviser. At January 31, 2005 this security amounted to $8,704,912 , 2.9% of net assets.
d Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Bond Fund, Inc.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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